Disposition of OCEN and Radiopolis, Closing of the TelevisaUnivision Transaction and Reorganization Proposal (Details) $ in Thousands, $ in Millions			12 Months Ended
	Jan. 31, 2022 MXN ($)	Apr. 13, 2021 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2020 MXN ($)
Disclosure of subsidiaries [line items]
Total value			$ 50,450,949		$ 26,704,235		$ 22,813,531
Deferred income, current			287,667
Deferred income, noncurrent			5,178,014
Discontinued operations
Disclosure of subsidiaries [line items]
Cash consideration received	$ 67,985,597
Discontinued Operations In Connection With The Televisaunivision Transaction [Member]
Disclosure of subsidiaries [line items]
Value of transaction			93,066,741
Gain (loss) on disposition of discontinued operations, net			56,065,530		$ (1,943,647)
Discontinued Operations In Connection With The Televisaunivision Transaction [Member] | Televisa Univision [Member]
Disclosure of subsidiaries [line items]
Cash consideration received			61,214,741	$ 2,971.3
Consideration in common and preferred stock			30,912,000	$ 1,500.0
Deferred income			5,729,377			$ 276.2
Discontinued Operations In Connection With The Televisaunivision Transaction [Member] | Televisa Univision [Member] | Grupo Telesistema , S.A. de C.V.
Disclosure of subsidiaries [line items]
Cash consideration received			61,214,741
Discontinued Operations In Connection With The Televisaunivision Transaction [Member] | Tritn Comunicaciones, S.A. de C.V [Member]
Disclosure of subsidiaries [line items]
Cash consideration received			$ 940,000
UH II
Disclosure of subsidiaries [line items]
Total value		$ 4,500.0
Cash consideration		3,000.0
Common shares | UH II
Disclosure of subsidiaries [line items]
Value in common stocks		750.0
Preference Shares [Member] | UH II
Disclosure of subsidiaries [line items]
Value in common stocks		$ 750.0
Preferred stock dividend percentage		5.50%